Financial Liabilities at FVTPL - Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments (Details)	Dec. 31, 2022
Fair value of ordinary shares of the Company [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Valuation of financial instruments	6.15
Risk-free interest rate [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Valuation of financial instruments	4.68
Expected term [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Valuation of financial instruments	0.44
Volatility [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Valuation of financial instruments	52.86